3. STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
3. STOCKHOLDERS' EQUITY

(a)           Stock Options

Stock-based compensation costs recognized during the year ended June 30, 2014 and 2013 amounted to $141,033 and $108,422 respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2014 — $134,800; 2013 — $98,589), cost of goods sold (2014 — $4,033; 2013 — $7,633), and research and development expenses, net (2014 — $2,200; 2013 — $2,200). No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2014 or 2013, as the Company is currently in a loss position. There were 9,000 stock options granted during the year ended June 30, 2014 and 9,000 stock options granted during the year ended June 30, 2013.

As of June 30, 2014, the unrecognized compensation costs related to options vesting in the future is $0. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal 2014:

Year Ended
June 30, 2014
Assumptions:
Option life	5.0 years
Risk-free interest rate	3.00%
Stock volatility	479%
Dividend yield	0
Weighted average fair value of grants	$0.90

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers, and employees. The Company has the following stock option plans outstanding as of June 30, 2014: the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”); the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”), and the Precision Optics Corporation, Inc. Amended and Restated 1997 Incentive Plan (the “1997 Plan”). Vesting periods under the 2011 Plan, the 2006 Plan, and the 1997 Plan are at the discretion of the Board of Directors and typically average three to five years. Options under these Plans are granted at fair market value on the date of grant and have a term of ten years from the date of grant.

The 2011 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 325,000 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2011 Plan. At June 30, 2014, a total of 207,800 stock options are outstanding and 117,200 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 139,898 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2006 Plan. At June 30, 2014, a total of 112,700 stock options are outstanding and 27,198 shares of common stock were available for future grants under the 2006 Plan.

The 1997 Plan provided eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vested and were exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. Options for a total of 88,587 shares of common stock were outstanding at June 30, 2013 under the 1997 Plan, as amended and restated in fiscal year 2006. Prior to the adoption of the 2006 Plan, 9,000 stock options were granted in fiscal year 2007 under the 1997 Plan. Upon the adoption of the 2006 Plan, no new awards were granted under the 1997 Plan. No shares are available for future grants under the 1997 Plan.

The following tables summarize stock option activity for the years ended June 30, 2014 and 2013:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2012	392,587	$4.56	8.15 years
Grants	9,000	0.85
Cancellations	(1,500)	0.55
Outstanding at June 30, 2013	400,087	$4.49	7.21 years
Grants	9,000	0.90
Outstanding at June 30, 2014	409,087	$4.41	6.27 years

Information related to the stock options outstanding as of June 30, 2014 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	7.68	$1.20	207,800	$1.20
$0.90	9,000	9.52	0.90	9,000	0.90
$0.85	9,000	8.52	0.85	9,000	0.85
$0.55	49,500	7.62	0.55	49,500	0.55
$0.27	40,000	7.04	0.27	40,000	0.27
$1.35	1,200	5.41	1.35	1,200	1.35
$1.25	1,200	4.41	1.25	1,200	1.25
$6.25	1,600	2.42	6.25	1,600	6.25
$7.75	1,200	3.41	7.75	1,200	7.75
$11.50	800	1.42	11.50	800	11.50
$13.75	50,427	1.86	13.75	50,427	13.75
$20.75	37,360	0.96	20.75	37,360	20.75
$0.27–$20.75	409,087	6.27	$4.41	409,087	$6.21

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2014 was $26,415.

(b)           Warrants

During the quarter ended December 31, 2010, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share to several consultants to the Company. The warrants became exercisable beginning six months after December 16, 2010 (the issue date) and expired on December 16, 2013. In December 2012, warrants for 50,000 shares were exercised, and accordingly, 50,000 shares of restricted common stock were issued.

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors pursuant to which it sold a total of $600,000 of 10% senior secured convertible notes (the “Notes”) that were convertible at the investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. On March 31, 2012, the remaining investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note.

In conjunction with the sale of the Notes on June 25, 2008 mentioned above, the Company also issued warrants to purchase an aggregate of 316,800 shares of common stock at an exercise price of $1.75 per share.  In conjunction with the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 316,800 to 318,621 and the related exercise price was decreased from $1.75 per share to $1.74 per share. In conjunction with the issuance of warrants to purchase 1,944,475 shares of common stock in September 2012, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 318,621 to 469,831 and the related exercise price was decreased from $1.74 per share to $1.18 per share. 39,153 of these warrants expire on June 25, 2015, and the remaining 430,678 warrants expire on May 11, 2017.

As of June 30, 2014, there are warrants outstanding for the issuance of an aggregate of 2,983,752 shares of common stock, including warrants for a total of 2,138,921 shares issued on September 28, 2013 as described below under “Sale of Stock,” and warrants for a total of 370,000 shares issued on February 12, 2013 as described below under Note 10, “Claims for Liquidated Damages,” all at a weighted average exercise price of $1.25 per share.

(c)            Sale of Stock

On September 28, 2012, the Company closed on agreements with accredited investors (the “Investors”) for the sale and purchase of units consisting of an aggregate of (i) 2,777,795 shares of the Company’s common stock, and (ii) warrants to purchase an aggregate of 1,944,475 shares of common stock, at a per unit price of $0.90. Each unit consisted of one share of common stock and 70% warrant coverage. The warrants have an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, an expiration date of September 28, 2017, and are exercisable in whole or in part, at any time prior to expiration. Certain directors and officers participated in the offering and purchased a total aggregate amount of approximately $80,000 of units in the offering.

The Company received $2.5 million in gross proceeds from the offering. The Company retained Loewen, Ondaatje, McCutcheon USA LTD as the exclusive placement agent for the offering. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to the placement agent to purchase up to 194,446 shares of common stock on substantially similar terms to the warrants issued in the offering, except that the placement agent warrant has an exercise price of $0.95 per share.

In conjunction with the offering, the Company also entered into a registration rights agreement dated September 28, 2012 with the Investors, whereby it was obligated to file a registration statement with the Securities and Exchange Commission (the “SEC”) on or before thirty calendar days after September 28, 2012 to register the resale by the Investors of the 2,777,795 shares of common stock purchased in the offering, and the 1,944,475 shares of common stock underlying the warrants purchased in the offering. The Company filed a registration statement with the SEC on October 26, 2012, prior to the filing deadline. The registration statement became effective on December 14, 2012. The Company is obligated to continue to keep the securities registered and, in the event the Company does not comply with such provision of the registration rights agreement, it may have to pay damages to the Investors.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 financing transaction were triggered. As a result, the number of existing June 25, 2008 warrants increased from 318,621 to 469,831 and the related exercise price of the warrants decreased from $1.74 per share to $1.18 per share. The June 25, 2008 warrants expire on June 25, 2015.